Condensed Combined Carve-out Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Sales	$ 13,574,896	$ 6,126,063	$ 27,134,602	$ 10,925,053	$ 29,009,640	$ 11,235,041
Cost of sales	8,493,213	3,800,625	17,137,913	6,764,980	18,926,175	7,187,701
Gross profit	5,081,683	2,325,438	9,996,689	4,160,073	10,083,465	4,047,340
Operating costs:
Total operating costs	5,940,339	2,606,294	11,845,994	4,862,137	14,251,075	5,812,754
Income (loss) from operations	(858,656)	(280,856)	(1,849,305)	(702,064)	(4,167,610)	(1,765,414)
Other income (expenses):
Other income (expense), net	4,600	4,625	(12,850)	7,982	874,907	(25)
Interest expense, net	(41,075)	(32)	(62,024)	(73)	(29,992)	(47,165)
Change in contingent consideration	425,000		402,900
Total other income (expenses)	388,525	4,593	328,026	7,909	844,915	(47,190)
Loss before taxes	(470,131)	(276,263)	(1,521,279)	(694,155)	(3,322,695)	(1,812,604)
Income tax benefit (expense)
Net income (loss)	$ (470,131)	$ (276,263)	$ (1,521,279)	$ (694,155)	$ (3,322,695)	(1,812,604)
Mother Earth's Storehouse, Inc. [Member]
Sales						14,292,166	$ 17,034,222
Cost of sales						9,389,790	11,098,441
Gross profit						4,902,376	5,935,781
Operating costs:
General and administrative						306,274	471,199
Employee costs						2,760,397	3,414,863
Store operations						829,412	1,089,580
Depreciation						146,437	199,896
Total operating costs						4,042,520	5,175,538
Income (loss) from operations						859,856	760,243
Other income (expenses):
Rental income						18,600	16,865
Interest income						4,346	5,781
Loss from sale of property							(52,530)
Forgiveness of paycheck protection program (PPP) loan						669,500
Other income (expense), net						(13,932)
Total other income (expenses)						678,514	(29,884)
Net income (loss)						1,538,370	$ 730,359
Greens Natural Foods, Inc. [Member]
Sales						35,731,191
Cost of Sales						(21,163,894)
Returns and Allowances						(485,088)
Gross profit						14,082,209
Operating costs:
General and administrative						6,383,033
Salaries and wages						7,126,346
Depreciation						430,083
Total operating costs						13,939,462
Income (loss) from operations						142,747
Other income (expenses):
Forgiveness of paycheck protection program (PPP) loan						817,927
Commission - market data services						323,404
Other income (expense), net						138,567
Bad debt						(8,336)
Taxes and fees						(13,925)
Interest expense, net						(19,425)
Contributions and donations						(21,563)
Total other income (expenses)						1,216,649
Net income (loss)						$ 1,359,396